Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
ar
Year	Total
2022	$4,330
2023	4,517
2024	4,625
2025	4,015
2026	3,030
Thereafter	5,772
Total future annual minimum lease payments	$26,289

Schedule of Rent Expense

	Successor		Predecessor
		Period from	Period from
	Year Ended	February 10, 2020 to	January 1, 2020 to
	December 31, 2021	December 31, 2020	June 21, 2020
Rent expense on leases	$3,424	$1,091	$228